SUBSEQUENT EVENTS (Details) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013 Toursforfun USD ($)	Dec. 31, 2013 Toursforfun Prepayments and Other Current Assets [Member] USD ($)	Jan. 31, 2014 Subsequent event China Lodging Group CNY
Subsequent events
Amount of entrusted loan			300
Term of the loan			1 year
Cumulative consideration	23.09
Amount of prepayment for business acquisition		$ 1